Policyholder liabilities and unallocated surplus - Reinsurers' share of insurance contract liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Policyholder liabilities and unallocated surplus
Insurance contract liabilities	$ 2,592	$ 9,550
Claims outstanding	215	203
Total reinsurers' share of insurance contract liabilities	2,807	9,753
Net commission on ceded business	216	285
Claims incurred on ceded business	766	604
Deferred gains in the year	$ 1	$ 3
Standard & Poor's rating A- and above
Policyholder liabilities and unallocated surplus
Percentage of ceded insurance contract liabilities per A- and above credit rating of reinsurer	98.00%	99.00%